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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2006

              Check here if Amendment [ ]; Amendment Number: ______
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                     Name:    Fidelity National Financial, Inc.
                     Address: 601 Riverside Avenue
                              Jacksonville, FL 32204

                       Form 13F File Number: 28-11782

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

           Name:  Alan L. Stinson
           Title: Executive Vice President and Chief Financial Officer
                  (Principal Financial and Accounting Officer)
           Phone: (904) 854-8542

                     SIGNATURE, PLACE, AND DATE OF SIGNING:

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


(s) Alan L. Stinson                         Jacksonville, Florida   May 15, 2006
-----------------------------------------       [City, State]           [Date]
[Signature]
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                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

                            FORM 13F FILE NUMBER NAME

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

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
Number of Other Included Managers:               2
Form 13F Information Table Entry Total:         24
Form 13F Information Table Value Total:   $368,721
                                        (thousands)
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LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
1 28-11785 Fidelity National Title Group, Inc.
2 28-_____ Fidelity National Information Services, Inc.

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                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: FIDELITY NATIONAL FINANCIAL, INC.

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
                                                                                                                VOTING AUTHORITY
                                      TITLE                 VALUE     SHARES/    SH/  PUT/  INVSTMT    OTHER   ------------------
          NAME OF ISSUER            OF CLASS     CUSIP     (X1000)    PRN AMT    PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
          --------------            --------  -----------  -------  -----------  ---  ----  -------  --------  ----  ------  ----
Covansys Corp.                       COMMON   22281W-10-3  189,090  11,000,000    SH        DEFINED      2             x
RENT WAY INC                         COMMON   76009U-10-4   28,264   3,920,085    SH        DEFINED      1             x
EFUNDS CORP                          COMMON   28224R-10-1   19,393     750,500    SH        DEFINED      1             x
LONGVIEW FIBRE CO.                   COMMON   543213-10-2   16,091     622,700    SH        DEFINED      1             x
APPLE COMPUTER INC                   COMMON   037833-10-0   13,328     212,500    SH        DEFINED      1             x
YAHOO INC.                           COMMON   984332-10-6   12,307     381,500    SH        DEFINED      1             x
NEW YORK COMMUNITY BANCORP INC.      COMMON   649445-10-3   12,106     691,000    SH        DEFINED      1             x
NTN BUZZTIME INC.                    COMMON   629410-30-9    9,568   6,644,611    SH        DEFINED      1             x
VALERO ENERGY CORP.                  COMMON   91913Y-10-0    9,146     153,000    SH        DEFINED      1             x
WEATHERFORD INTL LTD                 COMMON   G95089-10-1    7,265     158,800    SH        DEFINED      1             x
SEASPAN CORP.                        COMMON   Y75638-10-9    7,257     342,800    SH        DEFINED      1             x
DISNEY (WALT) CO.                    COMMON   254687-10-6    7,143     256,100    SH        DEFINED      1             x
CORILLIAN CORP                       COMMON   218725-10-9    6,677   1,716,500    SH        DEFINED      1             x
DOW CHEMICAL CO.                     COMMON   260543-10-3    6,618     163,000    SH        DEFINED      1             x
QUALCOMM INC.                        COMMON   747525-10-3    6,240     123,300    SH        DEFINED      1             x
MICROSOFT                            COMMON   594918-10-4    5,714     210,000    SH        DEFINED      1             x
SAKS INC.                            COMMON   79377W-10-8    5,076     263,000    SH        DEFINED      1             x
TOLL BROTHERS, INC.                  COMMON   889478-10-3    2,736      79,000    SH        DEFINED      1             x
MOTOROLA INC COM                     COMMON   620076-10-9    2,509     109,500    SH        DEFINED      1             x
NORTHWESTERN CORP.                   COMMON   668074-30-5    2,043      65,621    SH        DEFINED      1             x
GENEREX BIOTECHNOLGY CORP            COMMON   371485-10-3      140      45,455    SH        DEFINED      1             x
UNIVERSAL CORP VA                    COMMON   913456-10-9        7         200    SH        DEFINED      1             x
Landamerica Finl Group, Inc.         COMMON   514936-10-3        3          37    SH        DEFINED      1             x
COMCAST CORP NEW                     COMMON   20030N-10-1        0           1    SH        DEFINED      1             x
                                                           368,721  27,909,210
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